Income Taxes - Summary of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
U.S.			$ (104,838)	$ (101,146)	$ (119,221)
Foreign			25,803	25,278	21,447
Loss before income taxes	$ (30,098)	$ (15,061)	$ (79,035)	$ (75,868)	$ (97,774)